Business Combinations and Disposals - Discontinued Operations Major Classes of Assets and Liabilities Classified as Held For Sale (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	$ 5,997	[1]	$ 107,980	$ 7,766		$ 139,834	$ 165,112	$ 83,439
Trade receivables	2,684	[2]	48,319			43,192
Inventories	3,857	[2]	69,452			67,464
Other current assets	333	[2]	5,988			6,242
Total current assets	15,724	[2]	283,116			342,311
Property, plant and equipment	10,534	[2]	189,672			177,511	141,530
Right-of-use assets	5,528	[2]	99,543			97,960	87,941
Intangible assets	8,081	[2]	145,506			146,336	143,218
Other assets	436	[2]	7,846			8,529
TOTAL ASSETS	44,201	[2]	795,877			851,536	805,856
Lease liabilities	844	[2]	15,188			13,796
Total current liabilities	11,664	[2]	210,014			202,930
Non-current portion lease liabilities	5,260	[2]	94,703			94,299
Employee Benefits	595	[2]	10,719			8,968
Other liabilities	195	[2]	3,509			3,399
TOTAL LIABILITIES	$ 25,910	[2]	466,525			470,405	$ 427,487
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash						977
Trade receivables						4,758
Inventories						324
Other current assets						625
Total current assets						6,684
Property, plant and equipment						2,577
Right-of-use assets						2,710
Intangible assets						1,507
Other assets						917
TOTAL ASSETS			0			14,395
Lease liabilities						703
Operating liabilities						3,099
Total current liabilities						3,802
Non-current portion lease liabilities						2,329
Employee Benefits						189
Other liabilities						632
TOTAL LIABILITIES			$ 0			$ 6,952

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4